SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 16:-    SEGMENT INFORMATION

The Company adopted ASC 280, "Segment Reporting." As of December 31, 2015, the Company operates in three operational segments, as follows:

•	Perimeter Products segment - sales of perimeter products, including services and maintenance that are performed either on a fixed-price basis or pursuant to time-and-materials based contracts, and

•	Turnkey Projects segment - installation of comprehensive turnkey solutions for which revenues are generated from long-term fixed price contracts, and

•	Cyber segment - provides hardware and software products, in the field of Cyber security, for monitoring, securing, and the active management of wired, wireless, and fiber optic communication networks.

a.	The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31, 2013
	Perimeter	Projects	Cyber	Eliminations	Total

Revenues	$30,551	$20,137	$1,638	$(809)	$51,517

Depreciation and amortization	$606	$629	$484	$-	$1,719

Operating income (loss), before financial expenses and taxes on income	$542	$(3,571)	$(1,184)	$(306)	$(4,519)
Financial income, net					(59)
Taxes on income					69

Net loss					$(4,529)

	Year ended December 31, 2014
	Perimeter	Projects	Cyber	Eliminations	Total

Revenues	$37,554	$39,198	$1,329	$(538)	$77,543

Depreciation and amortization	$1,006	$641	$320	$-	$1,967

Impairment of goodwill and intangible assets	$-	$-	$2,439	$-	$2,439

Operating income (loss), before financial expenses and taxes on income	$6,770	$(148)	$(4,995)	$(204)	$1,423
Financial income, net					(1,979)
Taxes on income					82

Net income					$3,320

	Year ended December 31, 2015
	Perimeter	Projects	Cyber	Eliminations	Total

Revenues	$30,761	$34,128	$1,596	$(2,749)	$63,736

Depreciation and amortization	$787	$602	$114	$-	$1,503

Operating income (loss), before financial expenses and taxes on income	$6,023	$1,095	$(1,684)	$(1,045)	$4,389
Financial income, net					(642)
Taxes on income					1,923

Net income					$3,108

	Year ended December 31, 2014
	Perimeter	Projects	Cyber	Total

Total long-lived assets	$7,890	$3,439	$1,125	$12,454

	Year ended December 31, 2015
	Perimeter	Projects	Cyber	Total

Total long-lived assets	$6,641	$3,360	$977	$10,978

b.	Major customer data (percentage of total revenues):

	Year ended December 31,
	2013	2014	2015

Customer A	15%	14.8%	13.3%
Customer B	14.2%	5.7%	5%
Customer C	* )	6.4%	18.1%

              *) Less than 1%

c.	Geographical information:

The following is a summary of revenues within geographic areas based on end customer's location and long-lived assets:

1.         Revenues:

	Year ended December 31,
	2013	2014	2015

North America	$13,614	$21,165	$17,749
South and Latin America	3,118	8,813	13,443
Israel	11,517	16,525	12,406
Europe	7,311	9,591	7,891
Africa	8,182	12,393	6,611
Others	7,775	9,056	5,636

	$51,517	$77,543	$63,736

2.         Long-lived assets:

	December 31,
	2014	2015

Israel	$4,193	$3,889
USA	3,463	3,073
Canada	2,970	2,387
Europe	992	900
Others	836	729

	$12,454	$10,978